Fair Value Measurements - Summary Of Reconciliation Of Warrant Liabilities Measured At Fair Value (Parenthetical) (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Measurement with unobservable inputs reconciliation, Recurring basis, Liability, Gain loss included in earnings	$ 343,952 [1]	$ (821,369)	[2],[3]	$ 286,022	[4]
Selling, General and Administrative Expenses [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Measurement with unobservable inputs reconciliation, Recurring basis, Liability, Gain loss included in earnings		100		60,700
Income Loss From Equity Method Investments [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Measurement with unobservable inputs reconciliation, Recurring basis, Liability, Gain loss included in earnings	600	1,600		27,000
Gain From Change In Fair Value Of Related Party Financial Instruments [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Measurement with unobservable inputs reconciliation, Recurring basis, Liability, Gain loss included in earnings	$ 343,400	$ 819,600		$ 373,700

[1]	During the six months ended June 30, 2021, $0.6 million of the change in fair value was included as a loss within income (loss) from equity method and other investments on the accompanying condensed consolidated statements of operations and $350.8 million was included as a loss from change in fair value of related party financial instruments on the accompanying condensed consolidated statements of operations.
[2]	During the year ended December 31, 2020 $0.1 million of the change in fair value was included as a reduction of selling, general and administrative expenses, $1.6 million was included as a gain within income (loss) from equity method and other investments on the accompanying consolidated statements of operations and $819.6 million was included as a gain from change in fair value of related party financial instruments on the accompanying consolidated statements of operations.
[3]	During the year ended December 31, 2020, $0.1 million of the change in fair value was included as a reduction of selling, general and administrative expenses, $1.6 million was included as a gain within income (loss) from equity method and other investments on the accompanying condensed consolidated statements of operations and $819.6 million was included as a gain from change in fair value of related party financial instruments on the accompanying condensed consolidated statements of operations.
[4]	During the year ended December 31, 2019, $60.7 million of the change in fair value was included as a reduction of selling, general and administrative expenses, $27.0 million was included as a reduction of interest expense and $373.7 million loss was included as a reduction in the gain from change in fair value of related party financial instruments on the consolidated statements of operations.